SHARE CAPITAL AND SHARE BASED COMPENSATION - Weighted Average Assumptions Used (Details) - Employee stock options	1 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.80%	4.00%
Expected volatility of common stock	30.00%	30.00%
Expected dividend yield	0.00%	0.00%
Expected term of options (in years)	3 years	4 years